Other Accrued Liabilities (Tables) - Photomedex, Inc. [Member]	12 Months Ended
Dec. 31, 2016
Schedule of Other Accrued Liabilities

	December 31,
	2016	2015
Accrued warranty, current, see Note 1	$93	$330
Accrued taxes, including liability for unrecognized tax benefit, see Note 13	1,606	1,135
Accrued sales return (1)	1,975	4,179
Other accrued liabilities	4,417	2,921
Total other accrued liabilities	$8,091	$8,565

(1)	The activity in the sales returns liability account was as follows:

Schedule of Sales Returns Liability Account
	December 31,
	2016	2015

Balance at beginning of year	$4,179	$7,651
Additions that reduce net sales	8,427	18,905
Deductions from reserves	(10,631)	(22,377)
Balance at end of year	$1,975	$4,179